Organization, Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrant liability			$ 19,319	$ 23,405
Fair Value Inputs Level 1 Member
Warrant liability				0
Fair Value Inputs Level 2 Member
Warrant liability				0
Fair Value Inputs Level 3 Member
Warrant liability		$ 19,319	$ 19,319	$ 23,405